Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd.

Arbor Realty Collateral Management, LLC (the “Collateral Manager”)

J.P. Morgan Securities LLC

Credit Suisse Securities (USA) LLC

(collectively, the “Specified Parties”)

Re: Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd. (the “Issuer”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Collateral Interests (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuer’s securitization transaction as of 7 September 2021. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Collateral Interests which contain various source documents (the “Source Documents”) relating to the Collateral Interests and Mortgaged Properties (as defined herein),
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Collateral Interests (the “Multiple Property Loans”) that are secured by multiple Mortgaged Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Collateral Manager, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Collateral Manager, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Collateral Manager, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the Issuer’s securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by the Collateral Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Collateral Interests, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Collateral Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Collateral Interests conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Collateral Interests,
iii.	Whether the originator(s) of the Collateral Interests complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the Notes and Preferred Shares (both as defined in the Draft Preliminary Offering Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Collateral Manager and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 September 2021

Attachment A Page 1 of 18

Background

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, indicated that:

a.	The assets of the Issuer as of the settlement date of the securitization transaction will primarily consist of 36 commercial mortgage loans (the “Collateral Interests”),
b.	The Collateral Interests consist of 36 mortgage loans (the “Mortgage Loans”), each of which has the “Loan Closed (Y/N)” characteristic as “Y,” as shown on the Data Files, that the Collateral Manager, on behalf of the Issuer, indicated had closed on or prior to 12 August 2021,
c.	The Collateral Interests are each secured by a floating rate first-lien mortgage on one or more commercial properties (each, a “Mortgaged Property”),
d.	With respect to any Collateral Interest that does not have the “Mortgage Loan Non-Interest Accruing Amount as of Reference Date” characteristic as “NAP,” as shown on the Data Files, there exists an amount (each, a “Non-Interest Accruing Amount”) corresponding to such Collateral Interest that was not accruing interest as of the date described in Note 8 of Exhibit 2 to Attachment A,
e.	With respect to any Collateral Interest that does not have the “Non-Trust Senior Participation Amount(s)” characteristic as “NAP,” as shown on the Data Files, there exists one or more pari-passu participation interests (each, a “Non-Trust Senior Participation”) that will not be assets of the Issuer as of the settlement date of the securitization transaction,
f.	With respect to any Collateral Interest that does not have the “Non-Trust Junior Participation Amount(s)” characteristic as “NAP,” as shown on the Data Files, there exists one or more junior participation interests (each, a “Non-Trust Junior Participation”) that will not be assets of the Issuer as of the settlement date of the securitization transaction,
g.	Each Collateral Interest, together with the corresponding Non-Interest Accruing Amount and Non-Trust Senior Participation(s), if any, is hereinafter referred to as the “Total Senior Participation” and
h.	Each Total Senior Participation, together with the corresponding Non-Trust Junior Participation, if any, is hereinafter referred to as the “Whole Loan.”

For the avoidance of doubt, unless otherwise stated:

a.	All references and recalculations related to the Collateral Interests, Mortgage Loans, Total Senior Participations and Whole Loans, as applicable, as of 1 August 2021 (the “Reference Date”) that are described in this report do not include any Non-Interest Accruing Amount and
b.	All references and recalculations related to the Collateral Interests, Mortgage Loans, Total Senior Participations and Whole Loans, as applicable, as of the maturity date or the fully funded amount of the Mortgage Loans, Total Senior Participations and Whole Loans include the corresponding Non-Interest Accruing Amount, if any.

Attachment A Page 2 of 18

Background (continued)

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, instructed us to perform no procedures on any mortgage loan which has the “Loan Closed (Y/N)” characteristic as “N,” as shown on the Data Files (each, an “Identified Mortgage Loan”), that the Collateral Manager, on behalf of the Issuer, indicated had not closed as of 12 August 2021, other than certain procedures described in Items 1. through 3. of this Attachment A and in Note 15 to Exhibit 2 to Attachment A, as applicable. For the avoidance of doubt, we performed the procedures other than the procedures described in Items 1. through 3. of this Attachment A only on the Mortgage Loans and we performed no procedures on any Identified Mortgage Loans other than certain procedures described in Items 1. through 3. of this Attachment A and in Note 15 to Exhibit 2 to Attachment A, as applicable.

Procedures performed and our associated findings

1.	The Collateral Manager, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Collateral Manager, on behalf of the Issuer, indicated contains information relating to the Collateral Interests, Mortgage Loans, Total Senior Participations, Whole Loans and Mortgaged Properties as of the Reference Date and
b.	Record layout and decode information related to the information on the Preliminary Data File.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the Collateral Manager, on behalf of the Issuer, subject only to the instructions, assumptions and methodologies described in the notes to Exhibit 2 to Attachment A and the succeeding paragraph(s) of this Item.

For any Identified Mortgage Loan on the Preliminary Data File, as applicable, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A under the “Mortgaged Property, Third Party and Underwriting Information” section (collectively, the “Mortgaged Property, Third Party and Underwriting Information Compared Characteristics”), as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the Collateral Manager, on behalf of the Issuer, subject only to the instructions, assumptions and methodologies described in the notes to Exhibit 2 to Attachment A and the succeeding paragraph(s) of this Item. For the avoidance of doubt, we did not perform any procedures with respect to any Compared Characteristics listed under any other sections of Exhibit 2 to Attachment A for any Identified Mortgage Loan.

Attachment A Page 3 of 18

1. (continued)

The Source Document(s) that we were instructed by the Collateral Manager, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

The Collateral Manager, on behalf of the Issuer, provided us with certain draft Source Documents related to certain Collateral Interests. For the avoidance of doubt, for the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, instructed us to treat all draft Source Documents as fully executed Source Documents.

2.	As instructed by the Collateral Manager, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Collateral Manager. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Collateral Manager, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the “Data Files”) that the Collateral Manager, on behalf of the Issuer, indicated contains information relating to the Collateral Interests, Mortgage Loans, Total Senior Participations, Whole Loans and Mortgaged Properties as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each (i.) Mortgaged Property, Third Party and Underwriting Information Compared Characteristic for any Identified Mortgage Loans and (ii.) Compared Characteristic for the Mortgage Loans listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan (except for any Mortgage Loans described in the succeeding paragraph(s) of this Item) as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 18

4. (continued)

For any Mortgage Loan with a “First Payment Date” occurring after the Reference Date, as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “0” for the “Seasoning” characteristic.

5.	Using the “Sponsor,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, a “Related Borrower”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Asset Term (Without Remaining Extension) and
ii.	Fully Extended Asset Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the characteristics listed in i. and ii. above, the Collateral Manager, on behalf of the Issuer, instructed us to use the number of loan payment dates (including the “Maturity Date” or “Fully Extended Maturity Date,” as applicable) and not the number of full interest accrual periods.

7.	Using the:
a.	Seasoning,
b.	Asset Term (Without Remaining Extension) and
c.	Fully Extended Asset Term,

as shown on the Final Data File, we recalculated the:

i.	Remaining Asset Term (Without Remaining Extension) and
ii.	Remaining Fully Extended Asset Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	For each Mortgage Loan, all of which have the “Amort Type” characteristic as “Interest Only,” as shown on the Final Data File (each, an “Interest Only Mortgage Loan”), the Collateral Manager, on behalf of the Issuer, instructed us to use the “Asset Term (Without Remaining Extension)” of each Interest Only Mortgage Loan, as shown on the Final Data File, for the “IO Period without Remaining Extension” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 18

9.	For each Interest Only Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Original Amortization Term” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Floating Spread and
b.	LIBOR Floor,

as shown on the Final Data File, and a LIBOR assumption of 0.10000% provided by the Collateral Manager, on behalf of the Issuer, we recalculated the “Mortgage Loan Interest Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For certain Mortgage Loans, the loan agreement Source Document contains language referring to additional interest amounts due on the unpaid principal amount of the Mortgage Loan with respect to regulations of the Federal Reserve System related to eurocurrency liabilities, if applicable. For the avoidance of doubt, the Collateral Manager, on behalf of the Issuer, instructed us to disregard any reference to the aforementioned language in the loan agreement Source Document, as applicable, for the purpose of recalculating the “Mortgage Loan Interest Rate.”

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	IO Period without Remaining Extension and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining IO Period without Remaining Extension” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	For each Interest Only Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Remaining Amortization Term” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 18

13.	For each Interest Only Mortgage Loan, all of which have the “Remaining IO Period without Remaining Extension” value as greater than “0” on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Recalculate the principal balance of each Whole Loan and, with respect to each Multiple Property Loan, each Underlying Property, as of the Reference Date (the “Whole Loan Reference Date Balance”) as the sum of the:
i.	Whole Loan Original Funded Balance, as shown on the Final Data File, and
ii.	Difference between the:
(a)	Whole Loan Non-Interest Accruing Amount As of Origination and
(b)	Whole Loan Non-Interest Accruing Amount as of Reference Date,

as applicable, as shown on the Final Data File (such difference, the “Whole Loan Non-Interest Accruing Amount Disbursed as of the Reference Date”),

b.	Recalculate the principal balance of each Mortgage Loan and, with respect to each Multiple Property Loan, each Underlying Property, as of the Reference Date (the “Mortgage Loan Reference Date Balance”) as the sum of the:
i.	Mortgage Loan Original Funded Balance, as shown on the Final Data File, and
ii.	Difference between the:
(a)	Mortgage Loan Non-Interest Accruing Amount As of Origination and
(b)	Mortgage Loan Non-Interest Accruing Amount as of Reference Date,

as applicable, as shown on the Final Data File, and

c.	Recalculate the principal balance of each Total Senior Participation and, with respect to each Multiple Property Loan, each Underlying Property as of the Reference Date (the “Total Senior Participation Reference Date Balance”) as the sum of the:
i.	Total Senior Participation Original Funded Balance and
ii.	Pro-rata portion of the “Whole Loan Non-Interest Accruing Amount Disbursed as of the Reference Date,” as calculated above, based on the ratio of the of the Total Senior Participation Original Funded Balance to the Whole Loan Original Funded Balance,

as applicable, all as shown on the Final Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 18

14.	For each Interest Only Mortgage Loan, all of which have the “Remaining IO Period without Remaining Extension” value as greater than “0” on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Use the “Whole Loan Fully Funded Balance” for each Whole Loan and, with respect to each Multiple Property Loan, the “Whole Loan Fully Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Whole Loan and Underlying Property as of the “Maturity Date” (the “Whole Loan Maturity Date Balance”) and
b.	Use the “Mortgage Loan Fully Funded Balance” for each Mortgage Loan and, with respect to each Multiple Property Loan, the “Mortgage Loan Fully Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Mortgage Loan and Underlying Property as of the “Maturity Date” (the “Mortgage Loan Maturity Date Balance”).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	For each Interest Only Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the principal balance of each Total Senior Participation and, with respect to each Multiple Property Loan, each Underlying Property, as of the “Maturity Date” (the “Total Senior Participation Maturity Date Balance”) as the sum of the:
a.	Total Senior Participation Original Funded Balance and
b.	The pro-rata portion of the Whole Loan Non-Interest Accruing Amount As of Origination based on the ratio of the of the Total Senior Participation Original Funded Balance to the Whole Loan Original Funded Balance,

as applicable, all as shown on the Final Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 18

16.	Using the:
a.	Mortgage Loan Reference Date Balance,
b.	Total Senior Participation Reference Date Balance,
c.	Whole Loan Reference Date Balance,
d.	Whole Loan Floating Spread,
e.	Floating Spread,
f.	LIBOR Floor and
g.	Interest Accrual Method,

as shown on the Final Data File, a LIBOR assumption of 0.10000% provided by the Collateral Manager, on behalf of the Issuer, and the calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item, we recalculated the:

i.	Mortgage Monthly Debt Service,
ii.	Mortgage Loan Current Annual Debt Service,
iii.	Whole Loan Monthly Debt Service,
iv.	Whole Loan Current Annual Debt Service and
v.	Total Senior Participation Annual Debt Service

of each Mortgage Loan, Total Senior Participation and Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Monthly Debt Service” of each Mortgage Loan as the product of the:

a.	Mortgage Loan Reference Date Balance, as shown on the Final Data File,
b.	Sum of the:
i.	Floating Spread, as shown on the Final Data File, and
ii.	Greater of the:
(a)	LIBOR Floor, as shown on the Final Data File, and
(b)	LIBOR assumption of 0.10000% provided by the Collateral Manager, on behalf of the Issuer,
c.	1/12 and
d.	365/360.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Current Annual Debt Service” of each Mortgage Loan as 12 times the corresponding “Mortgage Monthly Debt Service.”

Attachment A Page 9 of 18

16. (continued)

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Monthly Debt Service” of each Whole Loan as the product of the:

a.	Whole Loan Reference Date Balance, as shown on the Final Data File,
b.	Sum of the:
i.	Whole Loan Floating Spread, as shown on the Final Data File, and
ii.	Greater of the:
(a)	LIBOR Floor, as shown on the Final Data File, and
(b)	LIBOR assumption of 0.10000% provided by the Collateral Manager, on behalf of the Issuer,
c.	1/12 and
d.	365/360.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Current Annual Debt Service” of each Whole Loan as 12 times the corresponding “Whole Loan Monthly Debt Service.”

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Total Senior Participation Annual Debt Service” of each Total Senior Participation as the product of the:

a.	Total Senior Participation Reference Date Balance, as shown on the Final Data File,
b.	Sum of the:
i.	Floating Spread, as shown on the Final Data File, and
ii.	Greater of the:
(a)	LIBOR Floor, as shown on the Final Data File, and
(b)	LIBOR assumption of 0.10000% provided by the Collateral Manager, on behalf of the Issuer, and
c.	365/360.

The Collateral Manager, on behalf of the Issuer, instructed us to ignore any provisions contained in the corresponding Source Document(s) for additional interest amounts due on the unpaid principal amount of each Mortgage Loan with respect to regulations of the Federal Reserve System related to eurocurrency liabilities, if applicable, that may be due from the borrower on each Payment Date.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item.

Attachment A Page 10 of 18

17.	Using the product of the:
a.	Mortgage Loan Maturity Date Balance and
b.	Exit Constant,

as shown on the Final Data File, we recalculated the “Mortgage Loan Exit Loan Annual Interest” of each Mortgage Loan.

Using the product of the:

a.	Whole Loan Maturity Date Balance and
b.	Exit Constant,

as shown on the Final Data File, we recalculated the “Whole Loan Exit Loan Annual Interest” of each Whole Loan.

Using the product of the:

a.	Total Senior Participation Maturity Date Balance and
b.	Exit Constant,

as shown on the Final Data File, we recalculated the “Total Senior Participation Exit Loan Annual Interest” of each Total Senior Participation.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the quotient of the:
a.	Difference between the:
i.	Total Senior Participation Reference Date Balance and
ii.	Current Renovation Reserves Balance,

as applicable, and

b.	As Is Appraisal Value,

as shown on the Final Data File, we recalculated the “Mortgage Loan As Is Reference Date LTV” of each Mortgage Loan.

Using the quotient of the:

a.	Difference between the:
i.	Whole Loan Reference Date Balance and
ii.	Current Renovation Reserves Balance,

as applicable, and

b.	As Is Appraisal Value,

as shown on the Final Data File, we recalculated the “Whole Loan As Is Reference Date LTV” of each Whole Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round each of the characteristics recalculated above to the nearest 1/10th of one percent.

Attachment A Page 11 of 18

19.	Using the quotient of the:
a.	Total Senior Participation Maturity Date Balance and
b.	Stabilized Appraisal Value

of each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraph(s) of this Item), as shown on the Final Data File, we recalculated the “Mortgage Loan Stabilized Maturity Date LTV” of each Mortgage Loan.

Using the quotient of the:

a.	Whole Loan Maturity Date Balance and
b.	Stabilized Appraisal Value

of each Whole Loan (except for the Whole Loans related to the Mortgage Loans described in the succeeding paragraph(s) of this Item), as shown on the Final Data File, we recalculated the “Whole Loan Stabilized Maturity Date LTV” of each Whole Loan.

For each Mortgage Loan with the “Stabilized Appraisal Value” as “NAP” on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Stabilized Maturity Date LTV” as the quotient of the:

a.	Total Senior Participation Maturity Date Balance and
b.	As Is Appraisal Value,

as shown on the Final Data File.

For each Whole Loan with the “Stabilized Appraisal Value” as “NAP” on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Stabilized Maturity Date LTV” as the quotient of the:

a.	Whole Loan Maturity Date Balance and
b.	As Is Appraisal Value,

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round each of the characteristics recalculated above to the nearest 1/10th of one percent.

Attachment A Page 12 of 18

20.	For each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraph(s) of this Item), we recalculated the “Mortgage Loan In-Place NCF Reference Date DSCR” as the quotient of the:
a.	In-Place NCF and
b.	Total Senior Participation Annual Debt Service,

as shown on the Final Data File.

For each Whole Loan (except for the Whole Loans related to the Mortgage Loans described in the succeeding paragraph(s) of this Item), we recalculated the “Whole Loan In-Place NCF Reference Date DSCR” as the quotient of the:

a.	In-Place NCF and
b.	Whole Loan Current Annual Debt Service,

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round each of the characteristics recalculated above to two decimal places.

For the purpose of comparing the “Mortgage Loan In-Place NCF Reference Date DSCR” and “Whole Loan In-Place NCF Reference Date DSCR” characteristics for the Mortgage Loans identified on the Final Data File as:

a.	15 Park Row,
b.	30 Morningside Drive,
c.	Vista,
d.	100 Riverbend and
e.	Spring Hollow,

the Collateral Manager, on behalf of the Issuer, instructed us to use “1.00” for the “Mortgage Loan In-Place NCF Reference Date DSCR” and “Whole Loan In-Place NCF Reference Date DSCR” characteristics. We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item.

Attachment A Page 13 of 18

21.	For each Mortgage Loan, we recalculated the “Mortgage Loan UW NCF Exit Interest DSCR” as the quotient of the:
a.	Appraisal Stabilized NCF and
b.	Total Senior Participation Exit Loan Annual Interest,

as shown on the Final Data File.

For each Whole Loan, we recalculated the “Whole Loan UW NCF Exit Interest DSCR” as the quotient of the:

a.	Appraisal Stabilized NCF and
b.	Whole Loan Exit Loan Annual Interest,

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round each of the characteristics recalculated above to two decimal places.

22.	For each Mortgage Loan (except for the Mortgage Loan described in the succeeding paragraph(s) of this Item), we recalculated the “Mortgage Loan In-Place NOI Reference Date Debt Yield” as the quotient of the:
a.	In-Place NOI and
b.	Total Senior Participation Reference Date Balance,

as shown on the Final Data File.

For each Whole Loan (except for the Whole Loan corresponding to the Mortgage Loan described in the succeeding paragraph(s) of this Item), we recalculated the “Whole Loan In-Place NOI Reference Date Debt Yield” as the quotient of the:

a.	In-Place NOI and
b.	Whole Loan Reference Date Balance,

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round each of the characteristics recalculated above to the nearest 1/10th of one percent.

With respect to the Mortgage Loan identified on the Final Data File as “Vista,” the Collateral Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Mortgage Loan In-Place NOI Reference Date Debt Yield” and “Whole Loan In-Place NOI Reference Date Debt Yield” characteristics. We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item.

Attachment A Page 14 of 18

23.	Using the quotient of the:
a.	Appraisal Stabilized NOI and
b.	Total Senior Participation Maturity Date Balance

of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Mortgage Loan Stabilized Maturity Date NOI Debt Yield.”

Using the quotient of the:

a.	Appraisal Stabilized NOI and
b.	Whole Loan Maturity Date Balance

of each Whole Loan, as shown on the Final Data File, we recalculated the “Whole Loan Stabilized Maturity Date NOI Debt Yield.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round each of the characteristics recalculated above to the nearest 1/10th of one percent.

24.	Using the:
a.	Seasoning and
b.	Prepayment Terms,

as shown on the Final Data File, we recalculated the “Remaining Call Protection (Reference Date)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

25.	Using the “Mortgage Loan Reference Date Balance,” as shown on the Final Data File, we recalculated the “% of Reference Date Portfolio Balance” for each Collateral Interest and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 15 of 18

26.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, which are described in the succeeding paragraph(s) of this Item,

we recalculated the “Total / Weighted Average” information for the:

i.	Property Count,
ii.	Current Occupancy,
iii.	Appraisal Stabilized Occupancy %,
iv.	Mortgage Loan In-Place NCF Reference Date DSCR,
v.	Mortgage Loan UW NCF Exit Interest DSCR,
vi.	Mortgage Loan Original Funded Balance,
vii.	Mortgage Loan Fully Funded Balance,
viii.	Mortgage Loan Reference Date Balance,
ix.	Mortgage Loan Non-Interest Accruing Amount as of Reference Date,
x.	Mortgage Loan Maturity Date Balance,
xi.	Floating Spread,
xii.	Asset Term (Without Remaining Extension),
xiii.	Fully Extended Asset Term,
xiv.	IO Period without Remaining Extension,
xv.	Seasoning,
xvi.	Remaining Asset Term (Without Remaining Extension),
xvii.	Remaining Fully Extended Asset Term,
xviii.	Remaining IO Period without Remaining Extension,
xix.	Exit Constant,
xx.	Mortgage Loan As Is Reference Date LTV,
xxi.	Mortgage Loan Stabilized Maturity Date LTV,
xxii.	Mortgage Loan In-Place NOI Reference Date Debt Yield,
xxiii.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield,
xxiv.	Whole Loan Original Funded Balance,
xxv.	Whole Loan Floating Spread,
xxvi.	Whole Loan Fully Funded Balance,
xxvii.	Whole Loan Reference Date Balance,
xxviii.	Whole Loan Non-Interest Accruing Amount as of Reference Date,
xxix.	Whole Loan Maturity Date Balance,
xxx.	Whole Loan As Is Reference Date LTV,
xxxi.	Whole Loan Stabilized Maturity Date LTV,
xxxii.	Whole Loan In-Place NCF Reference Date DSCR,
xxxiii.	Whole Loan UW NCF Exit Interest DSCR,
xxxiv.	Whole Loan In-Place NOI Reference Date Debt Yield,
xxxv.	Whole Loan Stabilized Maturity Date NOI Debt Yield,
xxxvi.	Total Senior Participation Original Funded Balance,
xxxvii.	Total Senior Participation Reference Date Balance,

Attachment A Page 16 of 18

26. (continued)

xxxviii.	Total Senior Participation Maturity Date Balance,
xxxix.	Non-Trust Senior Participation Amount(s),
xl.	Non-Trust Junior Participation Amount(s),
xli.	Sub Debt/Mezz/PE Amount and
xlii.	% of Reference Date Portfolio Balance

characteristics. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

The Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the values corresponding to the Collateral Interests, as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Property Count,
b.	Mortgage Loan Original Funded Balance,
c.	Mortgage Loan Fully Funded Balance,
d.	Mortgage Loan Reference Date Balance,
e.	Mortgage Loan Non-Interest Accruing Amount as of Reference Date,
f.	Mortgage Loan Maturity Date Balance,
g.	Whole Loan Original Funded Balance,
h.	Whole Loan Fully Funded Balance,
i.	Whole Loan Reference Date Balance,
j.	Whole Loan Non-Interest Accruing Amount as of Reference Date,
k.	Whole Loan Maturity Date Balance,
l.	Total Senior Participation Original Funded Balance,
m.	Total Senior Participation Reference Date Balance,
n.	Total Senior Participation Maturity Date Balance,
o.	Non-Trust Senior Participation Amount(s),
p.	Non-Trust Junior Participation Amount(s),
q.	Sub Debt/Mezz/PE Amount and
r.	% of Reference Date Portfolio Balance

characteristics.

Attachment A Page 17 of 18

26. (continued)

The Collateral Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Collateral Interests, weighted by the “Mortgage Loan Reference Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Current Occupancy,
b.	Appraisal Stabilized Occupancy %,
c.	Floating Spread,
d.	Asset Term (Without Remaining Extension),
e.	Fully Extended Asset Term,
f.	IO Period without Remaining Extension,
g.	Seasoning,
h.	Remaining Asset Term (Without Remaining Extension),
i.	Remaining Fully Extended Asset Term,
j.	Remaining IO Period without Remaining Extension,
k.	Mortgage Loan As Is Reference Date LTV,
l.	Mortgage Loan In-Place NCF Reference Date DSCR and
m.	Mortgage Loan In-Place NOI Reference Date Debt Yield

characteristics.

The Collateral Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Collateral Interests, weighted by the “Mortgage Loan Maturity Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Exit Constant,
b.	Mortgage Loan Stabilized Maturity Date LTV,
c.	Mortgage Loan UW NCF Exit Interest DSCR and
d.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield

characteristics.

The Collateral Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Whole Loans, weighted by the “Whole Loan Reference Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Whole Loan Floating Spread,
b.	Whole Loan As Is Reference Date LTV,
c.	Whole Loan In-Place NCF Reference Date DSCR and
d.	Whole Loan In-Place NOI Reference Date Debt Yield

characteristics.

Attachment A Page 18 of 18

26. (continued)

The Collateral Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Whole Loans, weighted by the “Whole Loan Maturity Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Whole Loan Stabilized Maturity Date LTV,
b.	Whole Loan UW NCF Exit Interest DSCR and
c.	Whole Loan Stabilized Maturity Date NOI Debt Yield

characteristics.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Collateral Manager

• Bloomington Portfolio • Westchase Portfolio • Casa Blanca & Valencia	Mortgage Loan Non-Interest Accruing Amount as of Reference Date, Mortgage Loan Fully Funded Balance, Whole Loan Original Funded Balance, Whole Loan Non-Interest Accruing Amount As of Origination, Whole Loan Non-Interest Accruing Amount as of Reference Date and Whole Loan Fully Funded Balance	The “Mortgage Loan Non-Interest Accruing Amount as of Reference Date,” “Mortgage Loan Fully Funded Balance,” “Whole Loan Original Funded Balance,” “Whole Loan Non-Interest Accruing Amount As of Origination,” “Whole Loan Non-Interest Accruing Amount as of Reference Date” and “Whole Loan Fully Funded Balance” of the Multiple Property Loan are allocated to the respective Underlying Properties using the Whole Loan Fully Funded Balance allocations for the Underlying Properties that are stated in the applicable Source Document.

• Stephenville Portfolio	Mortgage Loan Non-Interest Accruing Amount as of Reference Date, Mortgage Loan Fully Funded Balance, Whole Loan Original Funded Balance, Whole Loan Non-Interest Accruing Amount As of Origination, Whole Loan Non-Interest Accruing Amount as of Reference Date and Whole Loan Fully Funded Balance	The “Mortgage Loan Non-Interest Accruing Amount as of Reference Date,” “Mortgage Loan Fully Funded Balance,” “Whole Loan Original Funded Balance,” “Whole Loan Non-Interest Accruing Amount As of Origination,” “Whole Loan Non-Interest Accruing Amount as of Reference Date” and “Whole Loan Fully Funded Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the minimum release price allocations for the Underlying Properties that are stated in the applicable Source Document.

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Collateral Manager” columns that have not been previously defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 13

Compared Characteristics and Source Documents

Mortgaged Property, Third Party and Underwriting Information: (see Notes 1 and 15)

Characteristic	Source Document(s)

Property Address (see Note 2)	Appraisal Report, Engineering Report, Environmental Report, Loan Agreement or Loan Modification Agreement
Property City (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Property State (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Zip Code	Appraisal Report, Engineering Report or Environmental Report
Property Type (see Note 4)	Appraisal Report
Property Sub Type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated (see Notes 3 and 5)	Appraisal Report or Engineering Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Appraisal Date (see Note 17)	Appraisal Report
As Is Appraisal Value (see Note 17)	Appraisal Report
Stabilized Appraisal Value	Appraisal Report
Eng Report Date	Engineering Report
Env Report Date	Environmental Report
SF/ Units / Pads / Beds / Rooms	Rent Roll, Appraisal Report, Loan Agreement or Loan Modification Agreement
Net Rentable SF / Units / Pads / Beds / Rooms	Rent Roll, Appraisal Report, Loan Agreement or Loan Modification Agreement
Current Occupancy (see Note 6)	Rent Roll, Appraisal Report, Loan Agreement or Loan Modification Agreement
Current Occupancy Date (as of) (see Note 7)	Rent Roll, Appraisal Report, Loan Agreement or Loan Modification Agreement
Single-Tenant (Y/N)	Rent Roll, Appraisal Report, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 2 of 13

Mortgaged Property, Third Party and Underwriting Information: (continued)

Characteristic	Source Document(s)

Fourth Most Recent Actual Revenues	Cash Flow Summary
Fourth Most Recent Actual Expenses	Cash Flow Summary
Fourth Most Recent Actual NOI	Cash Flow Summary
Fourth Most Recent Actual NCF	Cash Flow Summary
Third Most Recent Actual Revenues	Cash Flow Summary
Third Most Recent Actual Expenses	Cash Flow Summary
Third Most Recent Actual NOI	Cash Flow Summary
Third Most Recent Actual NCF	Cash Flow Summary
Second Most Recent Actual Revenues	Cash Flow Summary
Second Most Recent Actual Expenses	Cash Flow Summary
Second Most Recent Actual NOI	Cash Flow Summary
Second Most Recent Actual NCF	Cash Flow Summary
In-Place Revenues	Cash Flow Summary
In-Place Expenses	Cash Flow Summary
In-Place NOI	Cash Flow Summary
In-Place Reserves	Cash Flow Summary
In-Place NCF	Cash Flow Summary
Underwritten Stabilized Revenues	Cash Flow Summary
Underwritten Stabilized Expenses	Cash Flow Summary
Underwritten Stabilized NOI	Cash Flow Summary
Underwritten Stabilized Reserves	Cash Flow Summary
Underwritten Stabilized NCF	Cash Flow Summary
Appraisal Stabilized Occupancy %	Appraisal Report
Appraisal Stabilized Revenues	Cash Flow Summary
Appraisal Stabilized Expenses	Cash Flow Summary
Appraisal Stabilized NOI	Cash Flow Summary
Appraisal Stabilized Reserves	Cash Flow Summary
Appraisal Stabilized NCF	Cash Flow Summary

Exhibit 2 to Attachment A Page 3 of 13

Reserve and Escrow Information: (see Note 15)

Characteristic	Source Document(s)

Original Interest Holdback	Funding Advice, Settlement Statement, Loan Agreement or Loan Modification Agreement
Current Outstanding Interest Holdback	Servicer Report, Holdback Listing, Funding Advice, Loan Agreement or Loan Modification Agreement
Upfront Tax Reserve	Funding Advice or Settlement Statement
Upfront Insurance Reserves	Funding Advice or Settlement Statement
Upfront Renovation Reserves	Funding Advice, Settlement Statement, Loan Agreement or Loan Modification Agreement
Upfront Engineering Reserves	Funding Advice, Settlement Statement, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserves	Funding Advice, Settlement Statement, Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserves	Funding Advice, Settlement Statement, Loan Agreement or Loan Modification Agreement
Upfront Other 1 Reserves	Funding Advice, Settlement Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve 1 Type	Funding Advice, Settlement Statement, Loan Agreement or Loan Modification Agreement
Upfront Other 2 Reserves	Funding Advice, Settlement Statement, Loan Agreement or Loan Modification Agreement
Upfront Other 3 Reserves	Funding Advice, Settlement Statement, Loan Agreement or Loan Modification Agreement
Monthly Tax Reserve	Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Monthly Insurance Reserves	Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Monthly Replacement Reserves	Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserves	Servicer Report, Loan Agreement or Loan Modification Agreement
Monthly Other Reserve 1	Servicer Report, Loan Agreement or Loan Modification Agreement
Monthly Other Reserve 2	Servicer Report, Loan Agreement or Loan Modification Agreement
Monthly Other Reserve 3	Servicer Report, Loan Agreement or Loan Modification Agreement
Current Tax Reserve Balance	Servicer Report or Funding Advice
Current Insurance Reserve Balance	Servicer Report or Funding Advice

Exhibit 2 to Attachment A Page 4 of 13

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Current Renovation Reserves Balance	Servicer Report, Holdback Listing, Funding Advice, Loan Agreement or Loan Modification Agreement
Current Engineering Reserves Balance	Servicer Report, Holdback Listing, Funding Advice, Loan Agreement or Loan Modification Agreement
Current Replacement Reserves Balance	Servicer Report, Holdback Listing, Funding Advice, Loan Agreement or Loan Modification Agreement
Current TI/LC Reserves Balance	Servicer Report, Holdback Listing, Funding Advice, Loan Agreement or Loan Modification Agreement
Current Other Reserves Balance	Servicer Report, Holdback Listing, Funding Advice, Loan Agreement or Loan Modification Agreement
Current Other Reserves Type	Servicer Report, Holdback Listing, Funding Advice, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information: (see Note 15)

Characteristic	Source Document(s)

Borrower (Entity)	Loan Agreement or Loan Modification Agreement
Sponsor	Loan Agreement or Loan Modification Agreement
Asset Origination Date	Loan Agreement or Loan Modification Agreement
Whole Loan Non-Interest Accruing Amount As of Origination

For all Whole Loans:

•         Loan Agreement, Loan Modification Agreement or Funding Advice

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Whole Loan Non-Interest Accruing Amount as of Reference Date (see Note 8)

For all Whole Loans:

•         Arbor Participation and Non-Interest Accruing Amount Schedule or Holdback Listing

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Exhibit 2 to Attachment A Page 5 of 13

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Whole Loan Original Funded Balance (see Note 9)

For all Whole Loans:

•         Loan Agreement, Loan Modification Agreement or Funding Advice

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Whole Loan Fully Funded Balance (see Note 9)

For all Whole Loans:

•         Loan Agreement, Loan Modification Agreement or Funding Advice

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Non-Interest Accruing Amount as of Reference Date (see Note 8)

For all Mortgage Loans:

•         Arbor Participation and Non-Interest Accruing Amount Schedule

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Fully Funded Balance (see Note 9)

For all Mortgage Loans:

•         Loan Agreement, Loan Modification Agreement, Funding Advice, Participation Schedule or Arbor Participation and Non-Interest Accruing Amount Schedule

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Non-Trust Senior Participation Amount(s) (see Note 9)	Participation Schedule or Arbor Participation and Non-Interest Accruing Amount Schedule
Non-Trust Junior Participation Amount(s) (see Note 9)	Participation Schedule or Arbor Participation and Non-Interest Accruing Amount Schedule
First Payment Date (see Note 10)	Loan Agreement, Loan Modification Agreement or Funding Advice
Payment Frequency	Loan Agreement or Loan Modification Agreement
Maturity Date (see Note 10)	Loan Agreement, Loan Modification Agreement or Extension Notification

Exhibit 2 to Attachment A Page 6 of 13

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual Period Start	Loan Agreement or Loan Modification Agreement
Interest Accrual Period End	Loan Agreement or Loan Modification Agreement
Original Extension Option Description	Loan Agreement or Loan Modification Agreement
Remaining Extension Options	Loan Agreement, Loan Modification Agreement or Extension Notification
Original Maturity Date Prior to Extension (even if in extension period) (see Note 10)	Loan Agreement or Loan Modification Agreement
Fully Extended Maturity Date (see Note 10)	Loan Agreement or Loan Modification Agreement
Loan Currently In Extension? (Y/N)	Loan Agreement, Loan Modification Agreement or Extension Notification
First Extension Fee ($)	Loan Agreement, Loan Modification Agreement or Extension Notification
First Extension Fee (%)	Loan Agreement, Loan Modification Agreement or Extension Notification
Second Extension Fee ($)	Loan Agreement, Loan Modification Agreement or Extension Notification
Second Extension Fee (%)	Loan Agreement, Loan Modification Agreement or Extension Notification
Third Extension Fee (%)	Loan Agreement, Loan Modification Agreement or Extension Notification
1st Extension Term Amort Type	Loan Agreement, Loan Modification Agreement or Extension Notification
2nd Extension Term Amort Type	Loan Agreement, Loan Modification Agreement or Extension Notification
3rd Extension Term Amort Type	Loan Agreement, Loan Modification Agreement or Extension Notification
Extension Spread Increase (Yes/No)	Loan Agreement or Loan Modification Agreement
Spread Type	Loan Agreement or Loan Modification Agreement
Whole Loan Floating Spread	Loan Agreement or Loan Modification Agreement
Floating Spread (see Note 9)	Loan Agreement, Loan Modification Agreement or Participation Schedule
Fixed Interest Rate	Loan Agreement or Loan Modification Agreement
Benchmark	Loan Agreement or Loan Modification Agreement
LIBOR Cap (see Notes 3 and 11)	Interest Rate Cap Agreement
LIBOR Floor	Loan Agreement, Loan Modification Agreement or Participation Schedule
LIBOR Lookback Days	Loan Agreement or Loan Modification Agreement
Interest Accrual Method (see Note 10)	Loan Agreement or Loan Modification Agreement
Grace Period Default (Days)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 13

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Grace Period Late (Days)	Loan Agreement or Loan Modification Agreement
Grace Period Balloon (Days)	Loan Agreement or Loan Modification Agreement
Amort Type	Loan Agreement or Loan Modification Agreement
Exit Fee (see Note 16)	Loan Agreement or Loan Modification Agreement
Prepayment Terms (see Notes 12 and 13)	Loan Agreement, Loan Modification Agreement or Extension Notification
Lockbox (see Note 14)	Loan Agreement or Loan Modification Agreement
Ground Lease	Ground Lease
Ground Lease Maturity	Ground Lease
Ownership Interest (see Note 3)	Title Policy
Cash Trap	Loan Agreement or Loan Modification Agreement
Property Manager	Management Agreement, Loan Agreement or Loan Modification Agreement

Notes:

1.	For the purpose of comparing the “Mortgaged Property, Third Party and Underwriting Information” characteristics that are expressed as dollar values, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

For the purpose of comparing the “Mortgaged Property, Third Party and Underwriting Information” characteristics with the cash flow summary as the Source Document, the Collateral Manager, on behalf of the Issuer, instructed us to use “<blank>” for the Underlying Properties securing the Multiple Property Loans.

2.	For the purpose of comparing the indicated characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences that are due to standard postal abbreviations.

3.	For any Collateral Interest and/or any Underlying Property, as applicable, listed in Table A1, the Collateral Manager, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Collateral Interest	Underlying Property	Characteristic	Provided Value

15 Park Row	NAP	Year Renovated	Ongoing

Imperial Plaza	NAP	Ownership Interest	Fee Simple

Exhibit 2 to Attachment A Page 8 of 13

Notes: (continued)

3. (continued)

Table A1 (continued):
Collateral Interest	Underlying Property	Characteristic	Provided Value

Uptown 22	NAP	LIBOR Cap	NAP

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Collateral Manager, on behalf of the Issuer.

4.	For the purpose of comparing the “Property Type” characteristic for each Mortgaged Property on the Preliminary Date File, the Collateral Manager, on behalf of the Issuer, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Year Renovated” characteristic for each Mortgaged Property on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Use “Ongoing” if either the "Current Renovation Reserves Balance” or “Mortgage Loan Non-Interest Accruing Amount as of Reference Date” for the corresponding Collateral Interest, as shown on the Preliminary Data File, is greater than $0.00 and
b.	Use the year renovated (if any), as shown in the applicable Source Document(s), if both the “Current Renovation Reserves Balance” and “Mortgage Loan Non-Interest Accruing Amount as of Reference Date” for the corresponding Collateral Interest, as shown on the Preliminary Data File, are $0.00 or not applicable.

6.	For the purpose of comparing the “Current Occupancy” characteristic for any Mortgaged Property with the “Property Type” characteristic as “Multifamily,” as shown on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Exclude non-revenue units,
b.	Exclude model units,
c.	Exclude units associated with commercial tenants, as applicable, and
d.	Include only units associated with multifamily tenants,

as shown on the applicable Source Document(s).

Exhibit 2 to Attachment A Page 9 of 13

Notes: (continued)

7.	For the purpose of comparing the “Current Occupancy Date (as of)” characteristic for each Mortgaged Property on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use the last day of the month if the date, as shown in the applicable Source Document(s), indicated only the month and year of the “Current Occupancy Date (as of).”

8.	The Arbor participation and non-interest accruing amount schedule Source Document is a Microsoft Excel file labeled “ARCREN 2021-3 - Participation and Interest Accruing Schedule.xlsx” which was provided by the Collateral Manager, on behalf of the Issuer, and which the Collateral Manager, on behalf of the Issuer, indicated contains information relating to the Non-Interest Accruing Amount, if applicable, as of the:
a.	Reference Date for any Mortgage Loan that has an “Asset Origination Date” occurring on or prior to 1 August 2021 or
b.	Asset Origination Date for any Mortgage Loan that has an “Asset Origination Date” occurring after 1 August 2021.

For the purpose of comparing the “Whole Loan Non-Interest Accruing Amount as of Reference Date” and “Mortgage Loan Non-Interest Accruing Amount as of Reference Date” characteristics for any Mortgage Loan included on the Arbor participation and non-interest accruing amount schedule Source Document, the Collateral Manager, on behalf of the Issuer, instructed us to use the Arbor participation and non-interest accruing amount schedule as the Source Document.

9.	The Collateral Manager, on behalf of the Issuer, indicated that the Whole Loans listed in Table A2 each have one or more Non-Trust Senior Participations and/or Non-Trust Junior Participations, as applicable, that will not be assets of the Issuer as of the settlement date of the securitization transaction.

For each Whole Loan listed in Table A2, the applicable Source Document provided by the Collateral Manager, on behalf of the Issuer, listed in the “Source Document(s)” column of Table A2 indicates that the Whole Loan was split into multiple portions (each such portion, a “Participation Component”).

Exhibit 2 to Attachment A Page 10 of 13

Notes: (continued)

9. (continued)

Table A2:
Whole Loan	Mortgage Loan, Non-Trust Senior Participation(s) and Non-Trust Junior Participation(s)	Fully Funded Participation Component Balances	Source Document(s)

Bevel LIC	Mortgage Loan Non-Trust Senior Participation(s)	$58,000,000.00 $40,000,000.00	Participation Schedule

Commons at White Marsh	Mortgage Loan Non-Trust Senior Participation(s)	$50,000,000.00 $116,140,000.00	Participation Schedule

Sun Valley Lake	Mortgage Loan Non-Trust Senior Participation(s)	$45,000,000.00 $48,500,000.00	Participation Schedule

Westchase Portfolio	Mortgage Loan Non-Trust Senior Participation(s)	$40,000,000.00 $60,250,000.00	Participation Schedule

15 Park Row	Mortgage Loan Non-Trust Senior Participation(s)	$37,000,000.00 $72,000,000.00	Participation Schedule

Enclave at Breckenridge	Mortgage Loan Non-Trust Senior Participation(s)	$36,900,000.00 $4,400,000.00	Participation Schedule

30 Morningside Drive	Mortgage Loan Non-Trust Senior Participation(s)	$30,000,000.00 $150,000,000.00	Participation Schedule

Imperial Plaza	Mortgage Loan Non-Trust Senior Participation(s)	$29,270,000.00 $40,000,000.00	Participation Schedule

Casa Verde	Mortgage Loan Non-Trust Senior Participation(s)	$28,100,000.00 $4,900,000.00	Participation Schedule

Admiral Place Apartments	Mortgage Loan Non-Trust Senior Participation(s)	$27,350,000.00 $36,000,000.00	Participation Schedule

Southridge	Mortgage Loan Non-Trust Senior Participation(s)	$26,500,000.00 $5,000,000.00	Participation Schedule

Vista	Mortgage Loan Non-Trust Senior Participation(s)	$21,900,000.00 $4,350,000.00	Participation Schedule

Casa Blanca & Valencia	Mortgage Loan Non-Trust Senior Participation(s)	$21,400,000.00 $4,100,000.00	Participation Schedule

Exhibit 2 to Attachment A Page 11 of 13

Notes: (continued)

9. (continued)

For the purpose of comparing the “Whole Loan Original Funded Balance” characteristic for each Whole Loan, the Collateral Manager, on behalf of the Issuer, instructed to use the difference between:

a.	The total loan amount of the Whole Loan, as shown in the applicable Source Document(s), and
b.	The “Whole Loan Non-Interest Accruing Amount As of Origination,” as shown on the Preliminary Data File, as applicable.

For the purpose of comparing the “Floating Spread” characteristic for each Mortgage Loan listed in Table A2, the Collateral Manager, on behalf of the Issuer, instructed us to use information in the applicable Source Document(s) listed in the “Source Document(s)” column of Table A2 for the participation rate, as described in the applicable Source Document(s), that is associated with the “Mortgage Loan” portion of each Whole Loan listed in the “Mortgage Loan, Non-Trust Senior Participation(s) and Non-Trust Junior Participation(s)” column of Table A2.

For the purpose of comparing the “Non-Trust Senior Participation Amount(s)” and “Non-Trust Junior Participation Amount(s)” characteristics for each Mortgage Loan listed in Table A2, the Collateral Manager, on behalf of the Issuer, instructed us to use information in the applicable Source Document(s) listed in the “Source Document(s)” column of Table A2 that is associated with the “Non-Trust Senior Participation(s)” portion or “Non-Trust Junior Participation(s)” portion of each Whole Loan, respectively, as applicable, listed in the “Mortgage Loan, Non-Trust Senior Participation(s) and Non-Trust Junior Participation(s)” column of Table A2.

For the purpose of comparing the “Mortgage Loan Fully Funded Balance” characteristic for each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Mortgage Loan Original Funded Balance and
b.	Mortgage Loan Non-Interest Accruing Amount As of Origination, as applicable,

as shown on the Preliminary Data File.

For the purpose of comparing the “Whole Loan Fully Funded Balance” characteristic for each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Whole Loan Original Funded Balance and
b.	Whole Loan Non-Interest Accruing Amount As of Origination, as applicable,

as shown on the Preliminary Data File.

Exhibit 2 to Attachment A Page 12 of 13

Notes: (continued)

10.	For the purpose of comparing the “First Payment Date,” “Maturity Date,” “Original Maturity Date Prior to Extension (even if in extension period),” “Fully Extended Maturity Date” and “Interest Accrual Method” characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to ignore any adjustments related to business days, as described in the applicable Source Document(s).

11.	For the purpose of comparing the “LIBOR Cap” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use “NAP” if there is not an interest rate cap agreement Source Document in the related loan file, even if another related Source Document referred to a rate cap.

12.	For certain Mortgage Loans, the applicable Source Document(s) indicate that the “Maturity Date” occurs during an interest accrual period. For the purpose of comparing the “Prepayment Terms” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the number of loan payment dates (including the “Maturity Date”) and not the number of full interest accrual periods.

13.	For the purpose of comparing the “Prepayment Terms” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to consider any loan payment date on which only the “Exit Fee,” as described in the applicable Source Document(s), will be due as a payment date in the open period.

For the purpose of comparing the “Prepayment Terms” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us not to consider any provisions relating to:

a.	Funds in a Capex/HD reserve,
b.	A sale of the property or
c.	Permanent financing or a replacement loan,

as described in the applicable Source Document(s).

For the purpose of comparing the “Prepayment Terms” characteristic, the Collateral Manager, on behalf of the Issuer, indicated that any fee associated with the voluntary prepayment of a Mortgage Loan that is comprised of the aggregate payments of interest that would accrue through the end of an applicable prepayment period, as described in the applicable Source Document(s), are prepayment fees and instructed us to include the loan payment dates for which these fees apply.

Exhibit 2 to Attachment A Page 13 of 13

Notes: (continued)

14.	For the purpose of comparing the “Lockbox” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the following lockbox descriptions:
a.	Soft – the applicable Source Document(s) do not require the borrower to send tenant direction letters in connection with the origination of the Mortgage Loan, but the rents are required to be deposited into the lockbox account by the borrower or property manager. In certain cases, the rents are required to be deposited into the lockbox within a certain number of days of receipt,
b.	Soft, Springing Hard – the applicable Source Document(s) require a soft lockbox, as defined above, to be in place as of the origination of the Mortgage Loan, but there are conditions in the applicable Source Document(s) which would require the borrower to send tenant direction letters on a future date if a trigger event occurs,

c.	Springing – No lockbox is required to be in place as of the origination of the Mortgage Loan, but there are conditions in the Mortgage Loan documents which would require the borrower to send tenant direction letters on a future date if a trigger event occurs and
d.	Hard – the applicable Source Document(s) currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account.

15.	For the purpose of comparing the Compared Characteristics for any Identified Mortgage Loan, we did not perform any procedures to compare any Compared Characteristics other than the Mortgaged Property, Third Party and Underwriting Information Compared Characteristics.

16.	Certain Source Document(s) related to certain Mortgage Loans describe the exit fee as (i.) a percentage or (ii.) a dollar amount under certain specified circumstances. For the purpose of comparing the “Exit Fee” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the percentage if both a percentage and a dollar amount exit fee were described in the corresponding Source Document(s).

For the purpose of comparing the “Exit Fee” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to ignore any references to maximum exit fee amounts described in the corresponding Source Document(s).

17.	For the purpose of comparing the “As Is Appraisal Value” and “Appraisal Date” characteristics for the Collateral Interests identified on the Preliminary Data File as “30 Morningside Drive” and “315 Lotus” the Collateral Manager, on behalf of the Issuer, instructed us to use the “Prospective Market Value As Stabilized” and “Prospective Market Value Upon Stabilization” values, respectively, and related appraised value dates, both as shown in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Asset Name
Loan Closed (Y/N)
Closing Status / Anticipated Closing Date
Loan Purpose
Loan/Property Flag
Property Count
Mortgage Loan Non-Interest Accruing Amount As of Origination
Mortgage Loan Original Funded Balance
Total Senior Participation Original Funded Balance
Appraisal Anticipated Stabilization Date
Env Report Type
Largest Tenant Name
Largest Tenant SqFt
Largest Tenant Exp Date
2nd Largest Tenant Name
2nd Largest Tenant SqFt
2nd Largest Tenant Exp Date
3rd Largest Tenant Name
3rd Largest Tenant SqFt
3rd Largest Tenant Exp Date
4th Largest Tenant Name
4th Largest Tenant SqFt
4th Largest Tenant Exp Date
5th Largest Tenant Name
5th Largest Tenant SqFt
5th Largest Tenant Exp Date
Fourth Most Recent As Of Date
Third Most Recent As Of Date
Second Most Recent As Of Date
In-Place NCF Date (as of)
Third Extension Fee ($)
Fourth Extension Fee (%)
Fourth Extension Fee ($)
Fifth Extension Fee (%)
Fifth Extension Fee ($)
Extension Spread Increase Description
Libor Rounding Methodology
Time of Rounding (Before Spread, After Spread)
Rounding Direction
4th Extension Term Amort Type
5th Extension Term Amort Type

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Tax Reserve Cap
Insurance Reserve Cap
Replacement Reserve Cap
TI/LC Reserve Cap
Upfront Other Reserve 2 Type
Upfront Other Reserve 3 Type
Other Reserve 1 Cap
Other Reserve 2 Cap
Other Reserve 3 Cap
Monthly Other Reserve 1 Type
Monthly Other Reserve 2 Type
Monthly Other Reserve 3 Type
Non-Trust Participation (Y/N)
Exit Constant
Amort Amount
Recourse
Senior/Subordinate
Sr. Debt (Y/N)
Sr. Debt Amount
Sr. Debt Financed
Sub Debt/Mezz/PE (Y/N)
Sub Debt/Mezz/PE Type
Sub Debt/Mezz/PE Amount
No.
Collateral Interest Type

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.